Borrowings - Additional Information (Details) - EUR (€) € in Thousands	1 Months Ended		3 Months Ended	6 Months Ended
	Dec. 31, 2021	Feb. 28, 2021	Jun. 30, 2019	Jun. 30, 2023	Dec. 31, 2022	Jan. 31, 2021	Apr. 30, 2019
Loan agreement with UniCredit Leasing CZ
Borrowings
Amount outstanding				€ 89	€ 136		€ 562
Loan repaid			€ 127
Monthly repayment instalment							€ 8
Current liabilities				€ 89	€ 96
Silicon Valley Bank Loan
Borrowings
Percentage of ownership interest pledged as security				100.00%
SVB Loan Agreement | Loan facility trance one
Borrowings
Term loans						€ 10,000
Amount drawdown		€ 10,000
SVB Loan Agreement | Loan facility trance two
Borrowings
Term loans						7,500
Amount drawdown	€ 7,500
SVB Loan Agreement | Loan facility trance three
Borrowings
Term loans						€ 7,500
Minimum | EURIBOR
Borrowings
Variable interest rate						0.00%
Maximum
Borrowings
Variable interest rate						5.50%
Maximum | SVB Loan Agreement
Borrowings
Term loans						€ 25,000